STOCK OPTIONS AND WARRANTS (Detail Textuals 1) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			87 Months Ended	93 Months Ended	0 Months Ended				1 Months Ended		0 Months Ended		1 Months Ended		3 Months Ended				12 Months Ended				0 Months Ended			1 Months Ended		0 Months Ended		12 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 26, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Apr. 13, 2012 Individuals	Jan. 02, 2012 Individuals	Jan. 15, 2013 Independent Director	Jan. 02, 2012 Independent Director	Jan. 31, 2012 Independent Director	Apr. 09, 2012 Independent Director	Apr. 13, 2012 Officers and Directors	Jan. 02, 2012 January 2012 Options Officer	Apr. 30, 2012 January 2012 Options	Jan. 31, 2012 January 2012 Options	Jun. 30, 2013 January 2012 Options	Mar. 31, 2013 January 2012 Options	Jun. 30, 2012 January 2012 Options	Mar. 31, 2012 January 2012 Options	Dec. 26, 2012 January 2012 Options	Dec. 31, 2012 January 2012 Options		Dec. 31, 2011 January 2012 Options	Apr. 13, 2012 January 2012 Options Individuals	Jan. 02, 2012 January 2012 Options Individuals	Jan. 02, 2012 January 2012 Options Independent Director Independent_Directors	Jan. 31, 2012 January 2012 Options Independent Director	Apr. 09, 2012 January 2012 Options Independent Director	Apr. 13, 2012 January 2012 Options Officers and Directors	Jan. 02, 2012 January 2012 Options Consultant [Member]	Dec. 31, 2012 January 2012 Options Consultant [Member]	Dec. 31, 2011 January 2012 Options Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options cancelled																50,000						(6,000)			(50,000)		(62,000)		(40,000)				50,000
Number of options vested																	50,000																	50,000
Number of shares, granted												21,000	1,994,000	2,000	150,000			11,000		21,000	1,994,000		2,000	23,000			2,017,000	[1]	6,000	21,000	1,994,000	150,000			11,000	10,000
Stock Issued During Period, Value, Stock Options Exercised					$ 2,720				$ 187,500					$ 2,700
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date														Jan. 14, 2013
Number of individuals												2	13																	2	13
Exercise price														$ 1.38							$ 1.70		$ 1.38	$ 1.70			$ 1.70		$ 0.85
Estimated fair value					1,373,326		1,685,629																			1,685,629	1,373,326
Requisite service period					370 days		1 year																			1 year	370 days
Share price	$ 1.70	$ 1.70			$ 1.77															$ 1.70	$ 1.70						$ 1.77
Expected term	9 months	1 year			370 days															9 months	1 year						370 days
Additional expected term	6 months	6 months																		6 months	6 months
Expected volatility rate	161.00%	161.00%			125.00%															161.00%	161.00%						125.00%
Risk free interest rate	0.10%	0.10%			0.16%															0.10%	0.10%						0.16%
Additional risk free interest rate	0.04%	0.04%																		0.04%	0.04%
Pricing model	Black-Scholes option pricing model	Black-Scholes option pricing model			Black-Scholes option pricing model		Black-Scholes option pricing model													Black-Scholes option pricing model	Black-Scholes option pricing model					Black-Scholes option pricing model	Black-Scholes option pricing model
Number of officers																			3													3
Consulting fees per month																																				2,000
Consulting fees			147,104	163,350	429,699	360,904		736,499	431,898	1,960,149	2,716,526																										24,000	24,000
Sponsorship fee paid to an entity owned by the Deputy Managing Director of Omagine LLC								$ 30,220	$ 0																		$ 30,220

[1]	On December 26, 2012, pursuant to a resolution of the Board of Directors, 1,965,000 of the January 2, 2012 stock options that were due to expire on December 31, 2012 were extended to December 31, 2013.